Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
17.	Income Taxes:

Toro and its subsidiaries are incorporated under the laws of the Republic of the Marshall Islands, but are not subject to income taxes in the Republic of the Marshall Islands. Toro’s ship-owning subsidiaries are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statements of comprehensive (loss)/income.
Pursuant to §883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. Federal income tax on such income if the company meets the following requirements: (a) the company is organized in a foreign country that grants an equivalent exception to corporations organized in the U. S. and (b) either (i) more than 50 percent of the value of the company’s stock is owned, directly or indirectly, by individuals who are “residents” of the company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the U.S. (the “50% Ownership Test”) or (ii) the company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to U.S. corporations, or in the U.S. (the “Publicly Traded Test”). Marshall Islands, the jurisdiction where the Company and its ship-owning subsidiaries are incorporated, grants an equivalent exemption to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly Traded Test is met.

In the Company’s case, it would have satisfied the Publicly Traded Test if its common shares represented more than 50% of the voting power of its stock, and it can establish that nonqualified shareholders cannot exercise voting control over the corporation because a qualified shareholder controls the non-traded voting stock. The Company therefore believes its stock structure, when considered by the U.S. Treasury in light of the Publicly Traded Test enunciated in the regulations, satisfies the intent and purpose of the exemption. This position is uncertain and was disclosed to the Internal Revenue Service when the Company filed its U.S. tax returns for 2021 and 2022. It will be disclosed again when the Company files its U.S. tax returns for 2023.
Because the position stated above is uncertain, the Company has recorded provisions of  $206,174, $960,181, and $350,667 for U.S. source gross transportation income tax in the accompanying consolidated statements of comprehensive (loss)/income for the period ended December 31, 2021 and the years ended December 31, 2022 and 2023, respectively.